UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST
On behalf of the following series:
BBH Money Market Fund

(Exact name of registrant as specified in charter)

140 Broadway, New York, NY 10005
(Address of principal executive offices) (Zip Code)

Corporation Services Company
2711 Centerville Road, Suite 400, Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 625-5759

Date of fiscal year end: June 30

Date of reporting period: June 30, 2011

Item 1. Reports to Stockholders.

Annual Report

JUNE 30, 2011

BBH MONEY MARKET FUND

BBH MONEY MARKET FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
June 30, 2011

For the 12-month period ended June 30, 2011, the BBH Money Market Fund (the “Fund”) produced a total return of 0.01% and 0.04% for its Regular and Institutional shares, respectively. We believe the performance of the Fund was competitive with industry peers, while maintaining a high degree of quality and liquidity throughout the period.

The Fund seeks to maximize income while attempting to preserve capital and maintain liquidity by investing primarily in a diversified portfolio of liquid, high-quality, short-term debt instruments. To that end, the Fund’s investments include securities issued or guaranteed as to principal and interest by the U.S. government or its agencies, deposits in and commercial paper issued by large, well-capitalized global banks, commercial paper issued by large credit worthy U.S. corporations, U.S. municipalities and repurchase agreements backed by U.S. government and agency collateral.

In May 2010, concerns over the European sovereign debt (a debt instrument that is guaranteed by a government) crisis were alleviated by the efforts of European policymakers, including a last-minute rescue package for Greece. However, investor optimism faded quickly as lingering effects surrounding Europe coupled with weaker than expected U.S. economic data prompted concerns of a double-dip recession. In response, the Federal Reserve announced a second round of quantitative easing (expansion of government bond purchases) known as QE2.

Quantitative easing along with other factors, such as the expiration of the Supplemental Financing Bill program and the Federal Deposit Insurance Corporation’s new assessment base on which it charges banks, helped contribute to the decline of short-term interest rates to multi-decade lows. These factors reduced the supply of less risky money market instruments, in turn, lowering yields on all asset classes. Highly accommodative monetary policy, in the form of near zero short-term interest rates, persisted throughout the period. Looking forward, we expect money market rates to remain depressed well into 2012.

Towards the end of the reporting period, money market funds were the focus of much of the headline news in response to resurfacing concerns regarding the solvency of several European countries and the banks exposed to their debt. Credit spreads for a few European banks were modestly wider as investors became more cautious. The TED spread1, a common measure of market stress, increased modestly from a reporting period low of 13 basis points (a basis point is one hundredth of one percent, or 0.01%) to 23 basis points on June 30, 2011. For context, the TED spread rose to 38 basis points during the previous European sovereign debt crisis and to several hundred basis points following the Lehman Brothers bankruptcy in the fall of 2008.

The investment team for the Fund maintained what it believed to be a conservative investment strategy throughout the period. We continue to perform our own rigorous credit assessment of all securities purchased for the Fund and do not rely on rating agency opinions to determine credit quality. To date, the investment team has delivered a consistently competitive return and ample liquidity.

[1]	TED spread measures the spread between the 3 month interest rate at which top tier banks are able to borrow versus the 3 month interest rate at which the U.S. Central Bank is able to borrow.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

BBH MONEY MARKET FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of the BBH Trust and Shareholders of the
BBH Money Market Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the BBH Money Market Fund (a series of BBH Trust) (the “Fund”) as of June 30, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Money Market Fund as of June 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
August 12, 2011

FINANCIAL STATEMENT JUNE 30, 2011	3

BBH MONEY MARKET FUND

PORTFOLIO ALLOCATION
June 30, 2011

BREAKDOWN BY SECURITY TYPE AND OTHER ASSETS

	U.S. $ Value	Percent of Net Assets

Certificates of Deposit	$630,012,027	36.8%
Commercial Paper	351,652,799	20.5
Municipal Bonds	308,324,000	18.0
U.S. Government Agency Obligations	109,979,583	6.4
Time Deposits	144,700,000	8.5
Repurchase Agreements	135,000,000	7.9
Cash and Other Assets in Excess of Liabilities	33,186,914	1.9

NET ASSETS	$1,712,855,323	100.0%

All data as of June 30, 2011. The Fund’s breakdown by security type is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
June 30, 2011

Principal Amount		Maturity Date	Interest Rate	Value

	CERTIFICATES OF DEPOSIT (36.8%)
$50,000,000	Bank of Montreal	07/07/11	0.130%	$50,000,000
2,500,000	Bank of Nova Scotia	07/11/11	0.210	2,500,007
25,000,000	Bank of Nova Scotia[1]	07/29/11	0.473	25,016,803
20,000,000	Bank of Nova Scotia	08/01/11	0.180	20,000,000
17,500,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	08/04/11	0.270	17,500,000
30,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	11/07/11	0.380	30,000,000
20,000,000	Barclays Bank, Plc.	08/19/11	0.170	20,000,000
25,000,000	Barclays Bank, Plc.	12/02/11	0.550	25,000,000
28,000,000	BNP Paribas	09/06/11	0.220	28,000,000
20,000,000	BNP Paribas	11/22/11	0.590	20,007,160
30,000,000	Citibank N.A.	09/01/11	0.180	30,000,000
28,000,000	Credit Suisse	08/24/11	0.340	28,000,000
25,000,000	Deutsche Bank AG	10/20/11	0.460	25,017,660
11,100,000	DnB NOR Bank ASA	07/07/11	0.210	11,100,000
36,100,000	DnB NOR Bank ASA	08/30/11	0.170	36,100,000
3,000,000	DnB NOR Bank ASA	09/08/11	0.210	3,000,000
17,000,000	Nordea Bank Finland, Plc.	07/28/11	0.420	17,000,381
16,900,000	Rabobank Nederland NV	08/05/11	0.170	16,900,000
17,000,000	Royal Bank of Scotland, Plc.	07/20/11	0.440	17,000,090
6,960,000	Royal Bank of Scotland, Plc.	08/19/11	0.980	6,962,619
24,000,000	Royal Bank of Scotland, Plc.	11/18/11	0.510	24,006,818
28,000,000	Societe Generale[1]	07/05/11	0.480	28,000,000
22,400,000	Standard Chartered Bank	07/20/11	0.270	22,400,118
25,000,000	Standard Chartered Bank	10/04/11	0.720	25,000,000
25,000,000	Svenska Handelsbanken AB	07/06/11	0.240	25,000,139
25,000,000	Svenska Handelsbanken AB	09/06/11	0.185	25,000,232
22,500,000	Toronto-Dominion Bank	08/08/11	0.205	22,500,000
29,000,000	UBS AG1	07/20/11	0.586	29,000,000

	Total Certificates of Deposit			630,012,027

	COMMERCIAL PAPER (20.5%)
15,000,000	Coca-Cola Co.[2,3]	07/13/11	0.180	14,999,100
9,000,000	DeKalb County Development Authority	07/12/11	0.250	9,000,000
22,500,000	Deutsche Bank Financial LLC[3]	08/26/11	0.240	22,491,600

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2011	5

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2011

Principal Amount		Maturity Date	Interest Rate	Value

	COMMERCIAL PAPER (continued)
$4,500,000	ING US Funding LLC[3]	08/02/11	0.170%	$4,499,320
26,000,000	ING US Funding LLC[3,4]	08/05/11	0.485	25,987,770
17,000,000	ING US Funding LLC[3]	10/06/11	0.300	16,986,258
15,000,000	Inova Health System Foundation[3]	09/13/11	0.200	14,993,833
16,588,000	Johns Hopkins University	08/03/11	0.200	16,588,000
15,000,000	Johnson & Johnson[2,3]	08/30/11	0.200	14,995,000
11,500,000	National Australia Funding
	Delaware, Inc.[2,3]	09/01/11	0.155	11,496,930
36,000,000	National Australia Funding
	Delaware, Inc.[2,3]	09/26/11	0.180	35,984,340
29,000,000	Nordea North America, Inc.[3]	11/02/11	0.280	28,972,031
26,600,000	Rabobank USA Financial Corp.[3]	11/18/11	0.245	26,574,656
4,000,000	Rabobank USA Financial Corp.[3]	12/05/11	0.230	3,995,988
19,500,000	Societe Generale North America, Inc.[3]	08/01/11	0.225	19,496,222
15,000,000	Texas Tech University	08/03/11	0.200	15,000,000
25,000,000	Toronto-Dominion Holdings USA, Inc.[2,3]	09/02/11	0.160	24,993,000
18,350,000	UBS Finance Delaware LLC[3]	07/15/11	0.175	18,348,751
11,250,000	University of Minnesota	07/06/11	0.190	11,250,000
15,000,000	University of Texas System	08/03/11	0.200	15,000,000

	Total Commercial Paper			351,652,799

	MUNICIPAL BONDS (18.0%)
6,775,000	Bay Area Toll Authority[5]	07/07/11	0.030	6,775,000
1,700,000	Buncombe County, North Carolina[5]	07/07/11	0.180	1,700,000
2,000,000	Buncombe County, North Carolina[5]	07/07/11	0.180	2,000,000
2,000,000	Buncombe County, North Carolina[5]	07/07/11	0.180	2,000,000
17,000,000	California State Health Facilities
	Financing Authority[5]	07/07/11	0.060	17,000,000
6,000,000	Charleston, South Carolina,
	Waterworks & Sewer[5]	07/07/11	0.070	6,000,000
2,250,000	Charlotte, North Carolina[5]	07/07/11	0.070	2,250,000
9,290,000	Charlotte, North Carolina[5]	07/07/11	0.070	9,290,000
17,000,000	Connecticut State Health & Educational
	Facility Authority[5]	07/07/11	0.030	17,000,000

The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2011

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)
$2,500,000	Delaware State Economic
	Development Authority[5]	07/07/11	0.080%	$2,500,000
4,715,000	Guilford County, North Carolina[5]	07/07/11	0.060	4,715,000
5,345,000	Houston, Texas, Higher Education
	Finance Corp.[5]	07/07/11	0.070	5,345,000
9,870,000	Illinois State Finance Authority[5]	07/07/11	0.060	9,870,000
8,162,000	Illinois State Finance Authority[5]	07/07/11	0.070	8,162,000
15,000,000	Kansas State Department
	of Transportation[5]	07/07/11	0.050	15,000,000
15,462,000	Massachusetts State Development
	Finance Agency[5]	07/07/11	0.060	15,462,000
12,100,000	Massachusetts State Health &
	Educational Facilities Authority[5]	07/07/11	0.040	12,100,000
16,660,000	Massachusetts State Health &
	Educational Facilities Authority[5]	07/07/11	0.080	16,660,000
14,070,000	Mecklenburg County, North Carolina[5]	07/07/11	0.080	14,070,000
13,995,000	Metropolitan Water District of
	Southern California[5]	07/07/11	0.040	13,995,000
17,000,000	Missouri State Health & Educational
	Facilities Authority[5]	07/07/11	0.060	17,000,000
2,485,000	New Hampshire State Health &
	Education Facilities Authority[5]	07/07/11	0.060	2,485,000
13,425,000	New Hampshire State Health &
	Education Facilities Authority[5]	07/07/11	0.060	13,425,000
3,740,000	New Jersey State Educational
	Facilities Authority[5]	07/07/11	0.070	3,740,000
4,605,000	New York State Dormitory Authority[5]	07/07/11	0.070	4,605,000
4,500,000	North Carolina State Capital Facilities
	Finance Agency[5]	07/07/11	0.060	4,500,000
5,130,000	North Carolina State Medical
	Care Commission[5]	07/07/11	0.060	5,130,000
2,385,000	Northampton County, Pennsylvania,
	Higher Education Authority[5]	07/07/11	0.080	2,385,000
4,995,000	State of Ohio[5]	07/07/11	0.050	4,995,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2011	7

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2011

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)
$1,000,000	Oklahoma State Turnpike Authority[5]	07/01/11	0.040%	$1,000,000
17,000,000	Pennsylvania State
	Turnpike Commission[5]	07/07/11	0.120	17,000,000
6,200,000	Private Colleges & Universities
	Authority[5]	07/07/11	0.040	6,200,000
16,300,000	San Diego County, California, Regional
	Transportation Commission[5]	07/07/11	0.060	16,300,000
7,355,000	Tempe, Arizona[5]	07/07/11	0.100	7,355,000
5,800,000	Union County, North Carolina[5]	07/07/11	0.140	5,800,000
14,510,000	University of Michigan[5]	07/07/11	0.060	14,510,000

	Total Municipal Bonds			308,324,000

	U.S. GOVERNMENT AGENCY
	OBLIGATIONS (6.4%)
50,000,000	Fannie Mae Discount Notes[3]	07/13/11	0.075	49,998,750
60,000,000	Freddie Mac Discount Notes[3,4]	10/24/11	0.100	59,980,833

	Total U.S. Government
	Agency Obligations			109,979,583

	TIME DEPOSITS (8.5%)
59,700,000	Commerzbank AG	07/01/11	0.010	59,700,000
60,000,000	HSBC Bank	07/01/11	0.050	60,000,000
25,000,000	Royal Bank of Canada	07/01/11	0.010	25,000,000

	Total Time Deposits			144,700,000

	REPURCHASE AGREEMENTS (7.9%)
35,000,000	BNP Paribas (Agreement dated 06/30/11
	collateralized by FNMA 4.500%,
	due 03/01/41, value $35,700,000)	07/01/11	0.050	35,000,000
10,000,000	Deutsche Bank AG (Agreement dated
	06/30/11 collateralized by FNMA 5.784%,
	due 09/01/37, value $10,200,001)	07/01/11	0.050	10,000,000

The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2011

Principal Amount		Maturity Date	Interest Rate	Value

	REPURCHASE AGREEMENTS (continued)
$55,000,000	Royal Bank of Canada (Agreement
	dated 06/30/11 collateralized by
	FHLMC 2.225%-6.500%, due
	03/01/13-06/01/41, total value $9,862,648,
	FNMA 3.500%-6.500%, due
	01/01/14-06/01/41, total value $46,237,352)	07/01/11	0.050%	$55,000,000
35,000,000	Societe Generale SA (Agreement
	dated 06/30/11 collateralized by
	FNMA 2.048%-5.282%, due
	05/01/35-04/01/39, total value $35,700,000)	07/01/11	0.080	35,000,000

	Total Repurchase Agreements			135,000,000

TOTAL INVESTMENTS			98.1%	$1,679,668,409
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			1.9	33,186,914

NET ASSETS			100.0%	$1,712,855,323

[1]

Variable rate instrument. The maturity dates reflect the earlier of reset dates or stated maturity dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the June 30, 2011 coupon or interest rate.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at June 30, 2011 was $102,468,370 or 6.0% of net assets.

[3]	Coupon represents a yield to maturity.

[4]	Coupon represents a weighted average yield.

[5]

Variable rate demand note. The maturity dates reflect the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the June 30, 2011 coupon or interest rate.

Abbreviations:

FNMA — Federal National Mortgage Association.

FHLMC — Federal Home Loan Mortgage Association.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2011	9

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2011

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – (unadjusted) quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2011

At June 30, 2011, 100% of the Fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011.

Investments	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of June 30, 2011

Certificates of Deposit	–	$630,012,027	–	$630,012,027
Commercial Paper	–	351,652,799	–	351,652,799
Municipal Bonds	–	308,324,000	–	308,324,000
U.S. Government Agency
Obligations	–	109,979,583	–	109,979,583
Time Deposits	–	144,700,000	–	144,700,000
Repurchase Agreements	–	135,000,000	–	135,000,000

Total Investments	–	$1,679,668,409	–	$1,679,668,409

*

The Fund’s policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. There were no significant transfers between Levels 1, 2, or 3 as of June 30, 2011, based on the valuation input Levels on June 30, 2010.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2011	11

BBH MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011

ASSETS:
Investments (including repurchase agreements of $135,000,000)	$1,679,668,408
Cash	24,457
Receivables for:
Investments sold	33,506,902
Interest	689,238
Shares sold	1,225
Other assets	30,392

Total Assets	1,713,920,623

LIABILITIES:
Payables for:
Shareholder servicing fees	682,091
Investment advisory and administrative fees	184,458
Custody and accounting fees	90,764
Professional fees	42,435
Dividends declared	21,715
Distribution fees	7,926
Transfer agent fees	6,612
Board of Trustees’ fees	1,713
Accrued expenses and other liabilities	27,586

Total Liabilities	1,065,300

NET ASSETS	$1,712,855,323

Net Assets Consist of:
Paid-in capital	$1,712,855,621
Distributions in excess of net investment income	(298)

Net Assets	$1,712,855,323

NET ASSET VALUE AND OFFERING PRICE PER SHARE
REGULAR SHARES
($1,119,160,615 ÷ 1,119,160,522 shares outstanding)	$1.00

INSTITUTIONAL SHARES
($593,694,708 ÷ 593,694,416 shares outstanding)	$1.00

The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND

STATEMENT OF OPERATIONS
For the year ended June 30, 2011

NET INVESTMENT INCOME:
Income:
Interest and other income	$5,260,622

Expenses:
Investment advisory and administrative fees	4,083,036
Shareholder servicing fees	2,889,074
Custody and accounting fees	267,796
Board of Trustees’ fees	99,124
Professional fees	81,727
Distribution fees	30,525
Transfer agent fees	20,229
Miscellaneous expenses	193,876

Total Expenses	7,665,387
Expense offset arrangement	(3,302)
Investment advisory and administrative fee/shareholder servicing
fee waivers	(2,727,350)

Net Expenses	4,934,735

Net Investment Income	325,887

NET REALIZED GAIN:
Net realized gain on investments	40,686

Net Increase in Net Assets Resulting from Operations	$366,573

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2011	13

BBH MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the years ended June 30,

	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income	$325,887	$1,506,460
Net realized gain on investments	40,686	220,041

Net increase in net assets resulting
from operations	366,573	1,726,501

Distributions declared:
From net investment income:
Regular Shares	(115,551)	(157,262)
Institutional Shares	(249,577)	(1,570,298)

Total distributions declared	(365,128)	(1,727,560)

From Fund Share (Principal) Transactions at
Net Asset Value of $1.00 per share:
Fund shares sold	5,322,333,165	4,101,680,539
Fund shares issued in connection with
reinvestments of dividends	130,937	603,148
Fund shares repurchased	(5,312,002,132)	(5,106,293,903)

Net increase (decrease) in net assets
resulting from fund share transactions	10,461,970	(1,004,010,216)

Total increase (decrease) in net assets	10,463,415	(1,004,011,275)

NET ASSETS:
Beginning of year	1,702,391,908	2,706,403,183

End of year (including distributions in excess
of net investment income of $(298) and
$(22,556), respectively)	$1,712,855,323	$1,702,391,908

The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND

FINANCIAL HIGHLIGHTS Selected per share data and ratios for a Regular Share outstanding throughout each year

	For the years ended June 30,

	2011	2010	2009	2008	2007

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income[1]	0.00 [2]	0.00 [2]	0.01	0.04	0.05
Distributions to shareholders from net
investment income	0.00 [2]	0.00 [2]	(0.01)	(0.04)	(0.05)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.01%	0.01%	1.10%	3.77%	4.97%
Ratios/Supplemental data:
Net assets, end of year (in millions)	$1,119	$1,116	$1,717	$1,409	$1,172
Ratio of expenses to average net assets
before reductions	0.52%	0.51%	0.52%	0.51%	0.51%
Expense reimbursement	0.23%[3]	0.10%[3]	–	–	–
Expense offset arrangement	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]	–
Ratio of expenses to average net assets
net of reductions	0.29%	0.41%	0.52%	0.51%	0.51%[5]
Ratio of net investment income to
average net assets	0.01%	0.00%[4]	1.07%	3.63%	4.79%[5]

[1]	Calculated using average shares outstanding for the year.

[2]	Less then 0.01 per share.

[3]

During the fiscal years ended June 30, 2011 and 2010, the investment advisory and administrative fee/shareholder servicing fee waivers, as a result of a minimum yield agreement, were $2,665,689 and $1,444,177, respectively.

[4]	Less than 0.01%.

[5]

Ratios include the Fund’s share of income, expenses paid by, and the expense offset arrangement, of the BBH U.S. Money Market Portfolio, which the Fund invested in through June 12, 2007, as appropriate.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2011	15

BBH MONEY MARKET FUND

FINANCIAL HIGHLIGHTS (continued) Selected per share data and ratios for an Institutional Share outstanding throughout each year/period

	For the years ended June 30,				For the period from January 26, 2007 (commencement of
					operations) to
	2011	2010	2009	2008	June 30, 2007

Net asset value,
beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income[1]	0.01	0.00[2]	0.01	0.04	0.02
Distributions to shareholders from
net investment income	(0.01)	0.00[2]	(0.01)	(0.04)	(0.02)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.04%	0.16%	1.35%	4.02%	2.21%[3]
Ratios/Supplemental data:
Net assets, end of year
(in millions)	$594	$586	$989	$765	$1,140
Ratio of expenses to average net
assets before reductions	0.27%	0.26%	0.27%	0.26%	0.26%
Expense reimbursement	0.01%[4]	–	–	–	–
Expense offset arrangement	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	–
Ratio of expenses to average
net assets net of reductions	0.26%	0.26%	0.27%	0.26%	0.26%[6,7]
Ratio of net investment income
to average net assets	0.04%	0.16%	1.29%	3.86%	5.07%[6,7]

[1]	Calculated using average shares outstanding for the year.

[2]	Less then $0.01 per share.

[3]	Inception to date return.

[4]	During the fiscal years ended June 30, 2011, the investment advisory and administrative fee waiver, as a result of a minimum yield agreement, was $61,661.

[5]	Less then 0.01%.

[6]

Ratios include the Fund’s share of income, expenses paid by, and the expense offset arrangement, of the BBH U.S. Money Market Portfolio, in which the Fund invested all of its assets prior to June 12, 2007, as appropriate.

[7]	Annualized.

The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
June 30, 2011

1.

Organization. The Fund is a separate series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized as a Massachusetts business trust on June 7, 1983 and reorganized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on December 12, 1983. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to create an unlimited number of series, each of which may issue a separate class of shares. The Fund currently offers two classes of shares, Regular Shares and Institutional Shares. Regular Shares and Institutional Shares have different operating expenses. At June 30, 2011, there were four series of the Trust.

Prior to June 12, 2007, the Fund invested all of its assets in the BBH U.S. Money Market Portfolio (the “Portfolio”), an open-end management investment company having the same investment objective as the Fund. Effective June 12, 2007, the Fund redeemed its shares of the Portfolio and began investing its assets directly. There were no changes to the Fund’s investment policies and restrictions. The Fund recorded its share of the Portfolio’s income and expenses daily until the date of the redemption.

2.

Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The following summarizes significant accounting policies of the Fund:

A.

Valuation of Investments. The Fund values its investments at amortized cost, which approximates fair value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is in compliance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be valued as determined in accordance with procedures adopted by the Board.

B.

Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined on the identified cost method. Interest income is accrued as earned and consists of interest accrued, accretion of discount on debt securities (including both original issue and market discount) and premium amortization on the investments of the Fund.

C.

Fund Expenses. Most expenses of the Trust can be directly attributed to a specific Fund. Expenses which cannot be directly attributed to a Fund are apportioned amongst each Fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

FINANCIAL STATEMENT JUNE 30, 2011	17

BBH MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2011

D.

Repurchase Agreements. The Fund may enter into repurchase agreements with primary dealers of U.S. Government obligations as designated by the Federal Reserve Bank of New York. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction or effectively the interest rate paid by the dealer to the Fund. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. Information regarding repurchase agreements held by the Fund is included in the Portfolio of Investments.

E.

Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund’s tax return due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of ASC 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of June 30, 2011, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the year ended June 30, 2011, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

BBH MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2011

F.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually. The Fund declared dividends in the amounts of $115,551 and $249,577 to Regular and Institutional shareholders, respectively, during the year ended June 30, 2011. The tax character of distributions paid during the fiscal years ended June 30, 2011 and 2010 were as follows:

Distributions paid from:

	Ordinary income	Net long-term capital gain	Total taxable distributions	Total distributions paid

2011:	$365,128	–	$365,128	$365,128
2010:	1,727,182	$378	1,727,560	1,727,560

As of June 30, 2011 and 2010, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)

2011:	$21,417	–	$21,417	–	–	–	$21,417
2010:	20,813	–	20,813	–	–	–	20,813

As of June 30, 2011, the Fund did not have a net capital loss carryforward.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short term capital loss.

Total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

FINANCIAL STATEMENT JUNE 30, 2011	19

BBH MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2011

	G.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

3.	Fees and Other Transactions with Affiliates.

A.

Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”), provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and incurred monthly at an annual rate equivalent to 0.25% on the first $1,000,000,000 of the Fund’s average daily net assets and 0.20% of the Fund’s average daily net assets in excess of $1,000,000,000. For the year ended June 30, 2011, the Fund incurred $4,083,036 in expenses under the Agreement.

B.

Investment Advisory and Administrative Fee Waiver. Effective July 6, 2009, the SID voluntarily began to waive its Investment Advisory and Administrative Fee and credit daily to the Fund an amount which would maintain the minimum daily yield of the Fund at 1 basis point (0.01%). The amount credited each day would be offset by the daily accrual of the Investment Advisory and Administrative Fee. This is a voluntary waiver that can be changed at any time at the sole discretion of the SID. For the year ended June 30, 2011, the SID waived fees in the amount of $2,431,124 and $61,661 for Regular Shares and Institutional Shares, respectively.

C.

Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Regular Shares of the Fund calculated daily and incurred monthly at an annual rate of 0.25% of the Regular Shares’ average daily net assets. For the year ended June 30, 2011, Regular Shares of the Fund incurred shareholder servicing fees in the amount of $2,889,074.

D.

Shareholder Servicing Fee Waiver. Effective May 1, 2010, BBH voluntarily began to waive its Shareholder Servicing Fee for the Regular Shares only when the Investment Advisory and Administrative Fee waiver is not enough to maintain the minimum daily yield of the Fund at 1 basis point (0.01%). The amount credited each day would be offset by the daily accrual of the Shareholder Servicing Fee. This is a voluntary waiver that can be changed at any time at the sole discretion of BBH. For the year ended June 30, 2011, BBH waived fees in the amount of $234,565.

BBH MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2011

E.

Custody and Fund Accounting Fees. BBH acts as a custodian and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.01% per annum on the first $1,000,000,000 of net assets, 0.005% per annum on all assets over $1,000,000,000. For the year ended June 30, 2011, the Fund incurred $267,796 in custody and fund accounting fees. These fees for the Fund were reduced by $3,302 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the year ended June 30, 2011, was $660.

F.

Board of Trustees’ Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 2011, the Fund incurred $99,124 in Trustee compensation and reimbursements.

4.

Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Regular Shares and Institutional Shares of beneficial interest, at no par value. Transactions in Regular Shares and Institutional Shares were as follows:

	For the year ended June 30, 2011		For the year ended June 30, 2010

	Shares	Dollars	Shares	Dollars

Regular Shares
Shares sold	3,061,959,187	$3,061,959,187	2,437,569,295	$2,437,569,294
Shares issued in
connection with
reinvestments
of dividends	15,895	15,895	38,084	38,084
Shares redeemed	(3,058,854,109)	(3,058,854,109)	(3,038,613,099)	(3,038,613,099)

Net increase (decrease)	3,120,973	$3,120,973	(601,005,720)	$(601,005,721)

Institutional Shares
Shares sold	2,260,373,978	$2,260,373,978	1,664,111,245	$1,664,111,245
Shares issued in
connection with
reinvestments
of dividends	115,042	115,042	565,064	565,064
Shares redeemed	(2,253,148,023)	(2,253,148,023)	(2,067,680,804)	(2,067,680,804)

Net increase (decrease)	7,340,997	$7,340,997	(403,004,495)	$(403,004,495)

FINANCIAL STATEMENT JUNE 30, 2011	21

BBH MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2011

5.	Principal Risk Factors and Indemnifications.

	A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk), failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (liquidity risk) risks associated with investing a significant portion of its assets in government securities, certain municipal securities and U.S. bank obligations (concentration risks) or certain risks associated with investing in foreign securities not present in domestic investments (foreign investment risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations. The Fund’s exposure to these risks with respect to these financial assets held by the Fund is reflected in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.

Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote based on past experience.

BBH MONEY MARKET FUND

SUPPLEMENTAL PROXY INFORMATION
June 30, 2011 (unaudited)

Supplemental Proxy Information. A Special Meeting of Trust shareholders was held on June 20, 2011. On April 29, 2011, the record date for shareholders voting at the meeting, there were 1,845,777,355 total outstanding shares.

The following item was considered by Fund shareholders and the results of their voting are listed below. This matter was approved.

Proposal:

To elect three (3) Trustees to the Board of the Trust;

Susan C. Livingston
Shares voted affirmatively	1,365,444,238
Shares voted negatively	19,904
Shares abstaining	480,313,213

Andrew S. Frazier
Shares voted affirmatively	1,365,444,238
Shares voted negatively	19,904
Shares abstaining	480,313,213

Mark M. Collins
Shares voted affirmatively	1,365,444,238
Shares voted negatively	19,904
Shares abstaining	480,313,213

Immediately upon shareholder approval, Mr. Collins began to serve as a Trustee, joining Ms. Livingston and Messrs. Shields, Feldman, Lowy, Miltenberger, Wagner and Frazier who continue their service as Trustees.

FINANCIAL STATEMENT JUNE 30, 2011	23

BBH MONEY MARKET FUND

DISCLOSURE OF FUND EXPENSES
June 30, 2011 (unaudited)

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (as applicable), including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs (as applicable), including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

BBH MONEY MARKET FUND

DISCLOSURE OF FUND EXPENSES (continued)
June 30, 2011 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011[1]

Regular Shares
Actual	$1,000	$1,000	$1.22
Hypothetical[2]	$1,000	$1,024	$1.24

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011[1]

Institutional Shares
Actual	$1,000	$1,000	$1.18
Hypothetical[2]	$1,000	$1,024	$1.20

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.25% and 0.24% for Regular and Institutional Shares, respectively, multiplied by 181/365 (to reflect the one half-year period).

[2]	Assumes a return of 5% before expenses. For the purpose of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

FINANCIAL STATEMENT JUNE 30, 2011	25

BBH MONEY MARKET FUND

DISCLOSURE OF ADVISOR SELECTION
June 30, 2011 (unaudited)

Approval of Investment Advisory and Administrative Services Agreement

The 1940 Act requires that the continuance of a fund’s investment advisory agreements must be approved annually both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party, cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”), including a majority of whom are not “interested persons,” as defined in the 1940 Act, held an in person meeting on December 8, 2010 to consider whether to renew the Investment Advisory and Administrative Services Agreement (the “Agreement”) between BBH Trust and BBH with respect to the existing funds in the Trust, including the Fund. In approving the renewal of the Agreement with respect to the Fund for an additional one year term, the Board determined that the terms of the Agreement were fair and reasonable.

Both in the meeting specifically held to address the continuance of the Agreement and at other meetings during the course of the year, the Board requested and received a variety of materials provided by the SID and BBH, including information about personnel, operations and Fund performance. The Board received advice from Counsel to the Independent Trustees (“Independent Counsel”), including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management.

The following is a summary of the factors the Board took into consideration in making its determination to approve continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Independent Counsel.

Nature, Extent and Quality of Services Provided by the SID and BBH

The Board received and considered information, during the in-person meeting held on December 8, 2010, and during the past year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser. The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board also noted that BBH provides administrative services to the Fund.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board also considered the policies and practices that the Investment Adviser follows in allocating the portfolio transactions of the Fund, including the policies and practices of the Fund and the Investment Adviser regarding best execution. The Board reviewed the qualifications of the key investment

BBH MONEY MARKET FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2011 (unaudited)

personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that in the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund under the Agreement.

Investment Results

The Board received and considered performance information for the Fund. The Board considered the investment results of the Fund as compared with a selected securities index as well as a selection of peer funds. The Board reviewed information showing performance of the Fund over the 1-, 3-, 5- and 10-year period ended September 30, 2010 as compared to an appropriate securities index and fund peers over comparable periods. In addition, the Board received detailed performance information for the Fund at other meetings held during the year. The Board noted that the performance of the Fund generally compared favorably to its respective benchmark index.

Fee Rates

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates, after taking into account the waiver. The Board considered the depth and range of services provided under the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by nonaffiliated service providers. The Board received and considered information comparing the Fund’s investment advisory and administration fees and the Fund’s net total expenses with those of comparable industry averages. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

Costs of Services Provided and Profitability

The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2010, and for the prior one-year period. The data included the effect of revenue generated by the shareholder servicing, custody and investment advisory and administration fees paid by the Fund. The Board also reviewed the allocation methods used in preparing the profitability data. In considering profitability information, the Board considered the effect of fall-out benefits on the expenses of the Investment Adviser and BBH. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

FINANCIAL STATEMENT JUNE 30, 2011	27

BBH MONEY MARKET FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2011 (unaudited)

The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities, and fees received for being the Fund’s administrator, custodian and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee schedule. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to Investment Adviser were reasonable based on the comparative performance and expense information, and the cost of the services provided and the profits to be realized by the Investment Adviser.

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the Investment Adviser, BBH provides administrative, custody, fund accounting, and securities lending services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to the Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

BBH MONEY MARKET FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2011 (unaudited)

The SID may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or brokerage services. The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and brokerage services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities within the parameters of which have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Fund has designated a chief compliance officer and has adopted and implemented policies and procedures designed to address the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. The Trustees receive regular reports from the Investment Adviser and the Fund’s chief compliance officer on areas of potential conflict.

FINANCIAL STATEMENT JUNE 30, 2011	29

BBH MONEY MARKET FUND

ADDITIONAL FEDERAL TAX INFORMATION
June 30, 2011 (unaudited)

In January 2011, the Fund reported on Form 1099 the tax status of all distributions made during the calendar year 2010. Shareholders should use the information on Form 1099 for their income tax returns.

TRUSTEES AND OFFICERS OF BBH MONEY MARKET FUND

(unaudited)

Information pertaining to the Trustees of the BBH Trust (the “Trust”) and executive officers of the Trust is set forth below. The Statement of Additional Information for the BBH Money Market Fund includes additional information about the Fund’s Trustees and is available upon request without charge by contacting the Fund at 1-800-625-5759.

Name and Birth Date	Position(s) Held with Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee^	Other Directorships Held by Trustee During Past 5 Years

Independent Trustees
Joseph V. Shields Jr.	Chairman	Since 2007	Managing Director and Chairman of	4	Chairman of
Birth Date:	of the	1990-2007	Wellington Shields & Co. LLC		Capital
March 17, 1938	Board and	with	(member of New York Stock		Management
	Trustee	Predecessor	Exchange “NYSE”).		Associates, Inc.
		Trust			(registered
investment
adviser);
Director of
Flowers Foods,
Inc. (NYSE
listed company)

David P. Feldman	Trustee	Since 2007	Director of Jeffrey Co. (1992 to	4	Director of
Birth Date:		1990-2007	present); Director of QMED (1999 to		Dreyfus
November 16, 1939		with	May 2007).		Mutual Funds
		Predecessor			(59 Funds)
Trust

Alan G. Lowy	Trustee	Since 2007	Retired.	4	None
Birth Date:		1993-2007
April 17, 1939		with
Predecessor
Trust

Arthur D. Miltenberger	Trustee	Since 2007	Retired.	4	None
Birth Date:		1992-2007
November 8, 1938		with
Predecessor
Trust

H. Whitney Wagner	Trustee	Since 2007	President, Clear Brook Advisors, a	4	None
Birth Date:		2006-2007	registered investment advisor.
March 3, 1956		with
Predecessor
Trust

Andrew S. Frazier	Trustee	Since 2010	Consultant to Western World	4	Director of
Birth Date:			Insurance Group, Inc. (“WWIG”)		WWIG
April 8, 1948			(January 2010 to present); President
and CEO of WWIG (1992 – 2009).

FINANCIAL STATEMENT JUNE 30, 2011	31

TRUSTEES AND OFFICERS OF BBH MONEY MARKET FUND

(unaudited)

Name and Birth Date	Position(s) Held with Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee^	Other Directorships Held by Trustee During Past 5 Years

Mark M. Collins	Trustee	Since 2011	Partner of Brown Investment	4	Chairman of
Birth Date:			Advisory & Trust Company (July		Dillon Trust
November 8, 1956			1995 to present).		Company;
Chairman of
Keswick
Management;
Director of
Domaine
Clarence
Dillon,
Bordeaux,
France; and
Director of
Pinnacle Care
International.

Interested Trustee

Susan C. Livingston+	Trustee	Since 2011	Partner (since 1998) and Senior	4	None
Birth Date:			Client Advocate (since 2010) for
February 18, 1957			BBH&Co., Director of BBH
Luxembourg S.C.A. (since 1992);
Director of BBH Trust Company
(Cayman) Ltd. (2007 to April 2011);
and BBH Investor Services (London)
Ltd (2001 to April 2011).

OFFICERS
Term of
Office# and
	Position(s)	Length of
Name and	Held with	Time	Principal Occupation(s)
Birth Date	Trust	Served	During Past 5 Years

John A. Gehret	President	Since 2008	President and Principal Executive Officer of the Trust; He joined
Birth Date:	and		Brown Brothers Harriman & Co. (“BBH&Co.”) in 1981 and has been a
April 11, 1959	Principal		Partner of the firm since 1998.
140 Broadway	Executive
New York, NY 10005	Officer

Charles H. Schreiber	Treasurer	Since 2007	Treasurer and Principal Financial Officer of the Trust; Senior Vice
Birth Date:	and	2006-2007	President of BBH&Co. since September 2001; Joined BBH&Co.
December 10, 1957	Principal	with	in 1999
140 Broadway	Financial	Predecessor
New York, NY 10005	Officer	Trust

TRUSTEES AND OFFICERS OF BBH MONEY MARKET FUND

(unaudited)

Name and Birth Date	Position(s) Held with Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years

Mark B. Nixon	Assistant	Since 2007	Assistant Secretary and Assistant Treasurer of the Trust, Vice
Birth Date:	Secretary,	2006-2007	President of BBH&Co. (since October 2006), Accounting Manager,
January 14, 1963	Assistant	with	Reserve Funds (January 2005 – September 2006).
140 Broadway	Treasurer	Predecessor
New York, NY 10005		Trust

Beth Haddock	Chief	Since 2007	Chief Compliance Officer of the Trust (September 2007 – present);
Birth Date:	Compliance		Chief Compliance Officer for the FINRA/NYSE and SEC compliance
December 10, 1965	Officer		programs and Associate Compliance Director for the global
140 Broadway			compliance program (April 2005 – present).
New York, NY 10005

Sue M. Rim-An	Anti-	Since 2008	Anti-Money Laundering Officer, Vice President of BBH&Co.
Birth Date: September	Money		(September 2007-present); AML Officer at UBS Investment Bank
10, 1970	Laundering		(April 2006 – August 2007); AML Officer & Vice President in Private
140 Broadway	Officer		Client Services at Bear Stearns & Co (June 1992 – April 2006).
New York, NY 10005

Suzan Barron	Secretary	Since 2009	Secretary of the Trust, Senior Vice President and Senior Investor
Birth Date:			Services Counsel, Corporate Secretary and Regulatory Support
September 5, 1964			Practice of Fund Administration, BBH&Co. since November 2005.
50 Milk Street
Boston, MA 02109

Alexander Tikonoff	Assistant	Since 2009	Assistant Secretary to the Trust, Assistant Vice President and
Birth Date:	Secretary		Associate Counsel, Investor Services, BBH&Co. (August 2006 to
December 23, 1974			present); Joined BBH&Co. in 2000.
50 Milk Street
Boston, MA 02109

Albert C. Pegueros	Assistant	Since 2009	Vice President, Assistant Treasurer, U.S. Fund Administration
Birth Date:	Treasurer		Financial Reporting and Treasurer Support Department, BBH&Co.
January 27, 1965			since July 2008; Assistant Vice President, U.S. Fund Administration
50 Milk Street			Financial Reporting and Treasurer Support Department, BBH&Co.
Boston, MA 02109			(May 2005 to July, 2008). Joined BBH&Co. in 2005.

#

All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-Laws). Except for Ms. Livingston, Mr. Collins and Mr. Frazier, the Trustees previously served on the Board of Trustees of the Predecessor Trust.

^	The Fund Complex consists of the Trust, which has four series, and each series is counted as one “Fund” for purposes of this table.
+	Ms. Livingston is an “interested person” of the Trust as defined in the 1940 Act because of her positions as Partner and Senior Client Advocate at BBH&Co.

FINANCIAL STATEMENT JUNE 30, 2011	33

ADMINISTRATOR
BROWN BROTHERS HARRIMAN & CO.
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
ALPS DISTRIBUTORS, INC.
1290 BROADWAY, SUITE 1100
DENVER, CO 80203

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN & CO.
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759	INVESTMENT ADVISER MUTUAL FUND ADVISORY DEPARTMENT BROWN BROTHERS HARRIMAN 140 BROADWAY NEW YORK, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

As of the period ended June 30, 2011 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer, principal accounting officer or controller or persons performing similar functions. During the Reporting Period, there have been no changes to, amendments to or waivers from, any provision of the code of ethics. A copy of this code of ethics can be obtained upon request, free of charge, by calling (800) 625-5759.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that Arthur D. Miltenberger, David P. Feldman and Andrew S. Frazier possess the attributes identified in Instruction (b) of Item 3 to Form N-CSR to each qualify as an “audit committee financial expert,” and has designated Arthur D. Miltenberger, David P. Feldman and Andrew S. Frazier as the Registrant’s audit committee financial experts. Messrs. Arthur D. Miltenberger, David P. Feldman and Andrew S. Frazier are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $26,000 for 2011 and $26,000 for 2010.

(b)

Audit Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for 2011 and $0 for 2010.

(c)

Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $3,200 for 2011 and $3,200 for 2010. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification.

(d)

All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $6,900 for 2011 and $6,300 for 2010.

The other services provided to the Registrant consisted of examinations pursuant to Rule 17f-2 of the Investment Company Act of 1940, as amended and filings of Form N-17f-2 “Certificate of Accounting of Securities and Similar Investments in the Custody of Management Investment Companies” with the U.S. Securities and Exchange Commission.

(e)(1)

Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides on-going services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The audit committee has delegated to its Chairman the approval of such services subject to reports to the full audit committee at its next subsequent meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S- X, with respect to: Audit-Related Fees were 0%; Tax Fees were 0%; and Other Fees were 0%.

(f) (g)

Not applicable

The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $1,038,432 for 2011 and $302,617 for 2010.

(h)

The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.

(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH Trust

By: (Signature and Title)

/s/ John A. Gehret

John A. Gehret
Title: President (Principal Executive Officer)
Date: August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ John A. Gehret

John A. Gehret
Title: President (Principal Executive Officer)
Date: August 25, 2011

By: (Signature and Title)

/s/ Charles H. Schreiber

Charles H. Schreiber
Title: Treasurer (Principal Financial Officer)
Date: August 25, 2011